CONTENT ASSETS	12 Months Ended
Dec. 31, 2019
CONTENT ASSETS
CONTENT ASSETS

12. CONTENT ASSETS

Content assets as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Licensed content, net	471	2,992	37.9
Produced content, net
Released, less amortization	16	101	1.3
In production and in development	—	597	7.6
Total	487	3,690	46.8
Less current content assets, net	152	395	5.0
Non-current content assets, net	335	3,295	41.8

The Company recognized amortization expense of licensed content of RUB 180 and RUB 1,045 ($13.3) for the years ended December 31, 2018 and 2019, respectively.

The Company recognized amortization expense of produced content of RUB 4 and RUB 122 ($1.5) for the years ended December 31, 2018 and 2019, respectively.

Estimated amortization expense over the next three years for content assets is as follows:

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2020	1,308	110	1,418	18.0
2021	1,079	10	1,089	13.8
2022	452	17	469	5.9
Total	2,839	137	2,976	37.7